RECEIVABLES AND OTHER FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Receivables and Other Financial Asset
	December 31,
	2015	2016

Investment in shares of Biocancell	$50	$50
Prepaid expenses	116	12
Other	7	27

	$173	$89